Loss per Share - Antidilutive securities (Details) - shares	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Loss per Share
Anti-dilutive securities	212,844	216,622
Stock warrants
Loss per Share
Anti-dilutive securities	10,819	11,248
Stock options
Loss per Share
Anti-dilutive securities		3,402
Shares of Class V common stock
Loss per Share
Anti-dilutive securities	202,025	201,972